UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2009

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2009

Hodges Funds

November 25, 2009

Dear Shareholder:

The six months ending September 30, 2009 reflected solid performance for the Hodges Funds, as both our multi-cap and small-cap fund strategies outperformed their relevant benchmarks. Positive relative performance in the funds resulted from strategic repositioning over the past nine months that involved concentrating on the individual stocks that we viewed as having the greatest upside potential in a recovery.

Average Annual Total Return
through September 30, 2009

			Hodges Small
	Hodges Fund	S&P 500	Cap Fund	Russell 2000
	Inception 10/9/92	Index	Inception 12/18/07	Index
6 Months	58.77%	34.02%	67.35%	46.30%
Year to Date	30.34%	19.26%	40.76%	22.43%
1 Year	-11.65%	-6.91%	-1.09%	-9.55%
3 Year	-7.71%	-5.42%	N/A	-4.57%
5 Year	3.28%	1.02%	N/A	2.41%
10 Year	4.03%	-0.15%	N/A	4.88%
Since Inception	8.82%	7.94%	-10.82%	-10.25%
Gross Expense Ratio	1.37%		2.17%
Net Expense Ratio			1.40% capped indefinitely*

*
The Advisor for the Hodges Small Cap Fund has contractually agreed to reduce its fees and/or pay fund expenses indefinitely. This figure excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgescapital.com. The funds impose a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee.  If reflected, total return would be reduced.

We view the market’s recovery since March as a return to equilibrium from extremely oversold conditions that had been exacerbated by forced liquidations and the unwinding of too much leverage in the global financial system. Looking ahead, we are encouraged with current signs of stabilization across most financial markets and view periodic profit-taking during an upward trending market as a healthy sign.  For stocks to move up from here, equity markets will likely need to

Hodges Funds

see earnings improvement.  Such improvement should result from cost cutting and productivity enhancements that many companies have undertaken over the past year.  Furthermore, inventory levels appear to have reached unsustainably low levels in the first half of this year due to destocking that occurred in response to working capital reductions during the recent credit crunch.  Our ongoing dialog with corporate management teams and channel checks indicate that a needed restocking of inventories should provide a tailwind for many of the companies held in our mutual funds.  As a result, we expect earnings to begin recovering over the next twelve months if demand slowly returns, profit margins improve, the economy recovers, and corporate earnings face easier year-over-year comparisons.  Although we are somewhat more cautious regarding broader market conditions than we were six months ago, we believe the current environment will likely require a greater emphasis on individual stock selection and are still finding attractive long-term potential opportunities.

As for our individual stock selection, our long-term bottom-up investment strategy has not changed. We continue to focus on fundamentally sound businesses that offer greater upside potential relative to downside risks.  Although the oversold market of six months ago resulted in lower quality stocks leading the market higher, we expect higher quality stocks should start to perform well in the next phase of the recovery.  As a result, the Hodges Funds are focusing on the individual stocks that we believe have the staying power to come out of the current downturn in better competitive positions than they may have had prior to the economic downturn.   Such companies typically exhibit the following characteristics:

•Strong balance sheets and ability to access capital
•Low cost production relative to peers
•High barriers to entry
•Ability to quickly leverage fixed costs once incremental demand returns
•High levels of tangible hard assets value relative to their market cap
•Exposure to new or emerging markets

Hodges Fund (HDPMX)
The Hodges Fund’s return for the six months ending September 30, 2009 was 58.77% compared to a 34.02% gain in the S&P 500.  Staying almost fully invested during this period, we attribute the solid year-to-date performance of the Hodges Fund to individual stock selection, which has been the core emphasis of the Fund throughout its more than 15-year history.  Although most sectors of the market participated in the recovery over the past six months, the Hodges Fund experienced above average gains in several media related stocks, which has been an unloved sector of the market for some time.  Our media stocks included Belo Corp (BLC), Gannett Inc. (GCI), New York Times

Hodges Funds

(NYT), and a few others.  In addition, the Hodges Fund’s longstanding position in energy services also performed exceptionally well, with our holdings in stocks like Transocean (RIG) and Atwood (ATW) also contributing to the Fund’s strong recovery over the past six months.  The Fund also found itself in a position to take profits in its holdings of U.S. Steel (X), which had seen a meaningful recovery from the March lows and no longer offered an attractive risk/reward.  However, one group of stocks in the Hodges Fund that has lagged the market has been our investments in the airlines, which include Southwest Airlines (LUV) and Continental Airlines (CAL).  While our long-term thesis for investing in these companies has been based on improved pricing and an eventual rationalization of airline capacity, increases in fuel costs and a slowdown in travel demand have weighed on their profitability and stock prices.

The multi-cap strategy that is deployed in the Hodges Fund (HDPMX) remains concentrated among investments where we have the highest conviction.  The number of holdings in the Fund remains at fewer than 50 stocks compared to around 100 stocks at this time a year ago.  Our largest position is Continental Airlines (CAL) 6.14%, followed by Transocean (RIG) 4.73%, Belo Corp (BLC) 4.49%, Crocs Inc. (CROX) 4.14%, Commercial Metals (CMC) 3.96%, Texas Pacific Land Trust (TPL) 3.55%, GameStop (GME) 3.33%, Burlington Northern (BNI) 3.31%, Kansas City Southern (KSU) 3.30%, and Schlumberger (SLB) 3.30%.

Hodges Small Cap Fund (HDPSX)
During the recent quarter, the Hodges Small Cap Fund (HDPSX) increased 67.35% compared to a gain of 46.30% for the Russell 2000 Index.   Consistent with other stock market recoveries, small cap stocks generally performed well during the six month period ending September 30.  Like the Hodges Fund, the Hodges Small Cap Fund experienced above average performance in several of its small cap media- and energy-related stocks.  The Fund also benefited from several unique events, such as the buyout of Perot Systems (PER) by Dell (DELL) for $30 in cash.  This was nearly twice the price that the Small Cap Fund purchased the shares just a few months before the tender offer.  The Small Cap Fund’s holdings in shipping related stocks appreciated over the past six months, but to a lesser degree than the Russell 2000 Index.  Although our holdings in shipping related stocks are sensitive to fluctuating commodity prices and are highly dependant on global commerce, we have focused on the individual companies that we view as having quality assets, good management teams, and a strong competitive position coming out of the economic downturn.  These stocks include Genco Shipping (GNK), Aegean Marine (ANW), and Kirby Corporation (KEX).

Hodges Funds

The Hodges Small Cap Fund has continued its focus on industries such as energy, infrastructure, and materials, as well as companies with high levels of tangible hard assets. However, we are now finding potential opportunities in a broader number of sectors that appear to have become mispriced due to circumstances surrounding short term trading liquidity or investor sentiment.  The top ten holdings in the Small Cap Fund on September 30, 2009 were Atwood Oceanics (ATW) 6.95%, Kansas City Southern (KSU) 5.74%, Texas Pacific Land Trust (TPL) 4.35%, Belo Corp (BLC) 4.26%, Cracker Barrel Old Country Store (CBRL) 3.92%, KBR Inc. (KBR) 3.67%, Continental Airlines Class B (CAL) 3.66%, CPI Corp (CPY) 3.56%, Aegean Marine Petroleum (ANW) 3.55% and Commercial Metals (CMC) 3.34%.

New Funds
As advisor to the Hodges Funds, Hodges Capital Management is committed to building a world class asset management firm focused on serving a fiduciary duty to the investors in our mutual funds.  Recent growth incentives during the past six months have included launching three new mutual funds, which we believe will complement our core competencies in managing equity portfolios, as well as expand our product offering across a wider array of investment objectives and risk tolerances.

Our experience with the multi-cap, multi-style investment approach of the original Hodges Fund has demonstrated that there is a valid market for a broad, all-inclusive approach to investing.  It prompts us to invest in any size company, small, medium and large, and any style company, growth, super-growth and value.  The combination of all of these into one portfolio definitely has its benefits. Each of these areas of investment has a lifeblood of its own that responds to different factors and stimulants.  They function somewhat independently.  Therefore, we have concluded, after careful and lengthy consideration, that each of these investment profiles deserves additional focus as individual funds based on their own merit, without disturbing the proven approach of the original Hodges Fund, which, of course, we still believe in and will continue to offer.

These new funds include an equity income fund, a large cap fund, and a fund with our distinct contrarian strategy.  The funds commenced trading on September 10, 2009 and we look forward to updating investors on their progress going forward.

•
Hodges Equity Income Fund (HDPEX) - Long-term focus on equity income stocks and capital appreciation and/or income.  We have concluded, based on years of input from our clients, that there is a need for a portfolio comprised of dividend paying stocks that also have a reasonable possibility of price appreciation.  Many of our clients look

Hodges Funds

forward to either receiving dividend income or prefer the quarterly dividends to be left in the account to help contribute to portfolio growth.

•
Hodges Blue Chip 25 Fund (HDPBX) - Long-term focus on quality large cap companies for capital appreciation. Our observation tells us that it is logical and sensible to provide a fund composed of large Blue Chip stocks.  They will be some of the most recognizable companies in America.  By concentrating on approximately 25 of these companies, we can focus our attention on what we view as the best and timeliest of that large segment.  Limiting the number of stocks should enable us to get more impact from our selections.

•
Hodges Pure Contrarian Fund (HDPCX) - Long-term focus on out-of-favor stocks for capital appreciation. Sometimes the most unloved and neglected stocks can make the best gains over time.  These are popularly regarded as contrarian stocks, stocks whose future looks unexciting at the time or whose price is extremely cheap, leaving the impression there is little value there.  This is an area where human intervention often takes hold and the stocks can sometimes show sizable gains if the companies have a rebirth.  We believe this approach, though more aggressive, can offer substantial potential opportunity for appreciation.

Looking ahead, you should know that our portfolio managers and analysts are hard at work studying companies, meeting with management teams, observing trends, and attempting to navigate through the daily noise surrounding today’s financial markets.  Like you, all of our portfolio managers are shareholders in all five of the Hodges Funds.

We welcome further questions and comments. Please feel free to contact us at (214) 954-1954 or (888) 878-4426.

Sincerely,

Donald W. Hodges	Craig D. Hodges
Chairman/Co-Portfolio Manager	President/Co-Portfolio Manager

Gary Bradshaw	Eric J. Marshall, CFA
Co-Portfolio Manager	Director of Research/Co-Portfolio Manager

Hodges Funds

The above discussion is based on the opinions of Don Hodges, Craig Hodges, Gary Bradshaw and Eric Marshall which are subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Mutual fund investing involves risk. Principal loss is possible.

•	Foreign Securities Risk (All Funds)

The Funds invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets (Pure Contrarian Fund)

•	Futures and Options (Derivatives) (All Funds)

The Funds may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments.

•	Short Sales Risk (All Funds)
The Funds regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested.

•	Debt Security Risk (Equity Income Fund)
Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

•	Small and Medium Companies Risk (Equity Income Fund and Pure Contrarian Fund)
The Funds invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility.

•	Non-Diversification Risk (Pure Contrarian Fund)

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

•	Risks of Companies in “Special Situations” (Pure Contrarian Fund)

The Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

Must be preceded or accompanied by a prospectus.

Fund holdings and/or sector allocations are subject to change at any time and are not recommended to buy or sell any security. Please refer to the Schedule of Investments in this report for more complete information regarding the Funds’ holdings. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.  You cannot invest directly in an index.

Quasar Distributors, LLC, Distributor, (11/09)

Hodges Funds

SECTOR ALLOCATION At September 30, 2009 (Unaudited)

Hodges Fund

Hodges Small Cap Fund

*Cash equivalents and liabilities less other assets.

Hodges Funds

SECTOR ALLOCATION At September 30, 2009 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

Hodges Equity Income Fund

*Cash equivalents and liabilities less other assets.

Hodges Funds

SECTOR ALLOCATION At September 30, 2009 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

*Cash equivalents and liabilities less other assets.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09-9/30/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  For the Hodges Fund and Hodges Small Cap Fund you will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than

Hodges Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited) (Continued)

90 days after you purchase them (effective October 1, 2009, the redemption fee for the Hodges Fund and Hodges Small Cap Fund will change to 1.00% and 30 days).  For the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund you will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  Individual Retirement Accounts (“IRA”) that are held directly at the Fund will be charged a $15.00 annual maintenance fee. IRAs held by broker-dealers or through other means, may or may not incur an annual maintenance fee. Yet, if IRAs maintenance fees are charged to accounts held elsewhere, the fees charged may be more or may be less than $15.00.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line

Hodges Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited) (Continued)

of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/09	Value 9/30/09	4/1/09 – 9/30/09*
Retail Class Actual	$1,000	$1,588	$9.02

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.03

Institutional Class Actual	$1,000	$1,589	$7.14

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,022	$5.58

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.39% for the Hodges Fund Retail shares, and 1.10% for the Hodges Fund Institutional shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/09	Value 9/30/09	4/1/09 – 9/30/09*
Retail Class Actual	$1,000	$1,674	$9.38

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.08

Institutional Class Actual	$1,000	$1,674	$7.71

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,022	$5.83

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.40% (fee waivers in effect) for the Hodges Small Cap Fund Retail shares, and 1.15% (fee waivers in effect) for the Hodges Small Cap Institutional shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/10/09	Value 9/30/09	9/10/09 – 9/30/09*
Actual	$1,000	$1,002	$0.71

Hypothetical (5% annual
return before expenses)	$1,000	$1,002	$0.71

*
The Fund commenced operations on September 10, 2009.  Expenses are equal to the Fund’s expense ratio since inception of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 20/365 (to reflect the since inception period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/10/09	Value 9/30/09	9/10/09 – 9/30/09*
Actual	$1,000	$1,001	$0.71

Hypothetical (5% annual
return before expenses)	$1,000	$1,002	$0.71

*
The Fund commenced operations on September 10, 2009.  Expenses are equal to the Fund’s expense ratio since inception of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 20/365 (to reflect the since inception period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/10/09	Value 9/30/09	9/10/09 – 9/30/09*
Actual	$1,000	$1,013	$0.77

Hypothetical (5% annual
return before expenses)	$1,000	$1,002	$0.77

*
The Fund commenced operations on September 10, 2009.  Expenses are equal to the Fund’s expense ratio since inception of 1.40% (fee waivers in effect) multiplied by the average account value over the period multiplied by 20/365 (to reflect the since inception period).

Hodges Funds

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS: 96.6%

Aerospace & Defense: 3.7%
250,000	The Boeing Co.	$13,537,500

Airlines: 10.0%
1,350,000	Continental
	Airlines, Inc.*	22,194,000
300,000	Delta Air Lines, Inc.*	2,688,000
1,200,000	Southwest
	Airlines Co.	11,520,000
		36,402,000
Capital Markets: 2.0%
210,000	Legg Mason, Inc.	6,516,300
50,000	U.S. Global
	Investors, Inc.	616,500
		7,132,800
Commercial Services & Supplies: 3.1%
1,902,900	A.T. Cross Co.*(1)(2)	7,649,658
300,000	CPI Corp.	3,741,000
		11,390,658
Communications Equipment: 0.6%
100,000	Cisco Systems, Inc.*	2,354,000

Computers & Peripherals: 0.8%
200,000	Dell, Inc.*	3,052,000

Construction Materials: 2.9%
250,000	Texas Industries, Inc.	10,497,500

Electronic Equipment & Instruments: 0.2%
500,000	Napco Security
	Systems, Inc.*(2)	665,000

Energy Equipment & Services: 12.4%
300,000	Atwood
	Oceanics, Inc.*	10,581,000
200,000	Halliburton Co.	5,424,000
200,000	Schlumberger Ltd.	11,920,000
200,000	Transocean Ltd.*	17,106,000
		45,031,000
Food Products: 0.1%
20,000	Cal-Maine
	Foods, Inc.	535,400

Health Care Equipment & Supplies: 0.6%
200,000	Boston
	Scientific Corp.*	2,118,000

Hotels, Restaurants & Leisure: 2.7%
1,550,000	Krispy Kreme
	Doughnuts, Inc.*	5,533,500
1,000,000	Luby’s, Inc.*(2)	4,200,000
		9,733,500
Household Durables: 0.5%
600,000	Palm Harbor
	Homes, Inc.*(2)	1,734,000

Hypermarkets & Super Centers: 4.3%
510,000	PriceSmart, Inc.	9,562,500
125,000	Wal-Mart Stores, Inc.	6,136,250
		15,698,750
Industrial Conglomerates: 1.4%
300,000	General Electric Co.	4,926,000

Machinery: 2.4%
500,000	Trinity
	Industries, Inc.	8,595,000

Marine: 2.0%
1,100,000	DryShips, Inc.	7,293,000

Media: 11.3%
1,000,000	A. H. Belo Corp.(1)	3,230,000
3,000,000	Belo Corp. - Class A	16,230,000
900,000	Gannett Co, Inc.	11,259,000
800,000	New York Times Co.	6,496,000
6,500,000	Sirius Xm
	Radio, Inc.*	4,127,500
		41,342,500
Metals & Mining: 4.8%
800,000	Commercial
	Metals Co.	14,320,000
75,000	United States
	Steel Corp.	3,327,750
		17,647,750
Oil, Gas & Consumable Fuels: 5.0%
360,400	Cubic Energy, Inc.*	338,776
150,000	Devon Energy Corp.	10,099,500

The accompanying notes are an integral part of these financial statements.

Hodges Funds

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 96.6% (Continued)

Oil, Gas & Consumable Fuels: 5.0% (Continued)
500,000	GMX
	Resources, Inc *	$7,855,000
		18,293,276
Road & Rail: 6.7%
150,000	Burlington Northern
	Santa Fe Corp.	11,974,500
175,000	Frozen Food Express
	Industries, Inc.	512,750
450,000	Kansas City
	Southern*	11,920,500
		24,407,750
Semiconductor & Semiconductor Equipment: 3.6%
200,000	Broadcom Corp.*	6,138,000
300,000	Texas
	Instruments, Inc.	7,107,000
		13,245,000
Specialty Retail: 4.8%
455,000	Gamestop Corp.*	12,043,850
600,000	Rocky Mountain
	Chocolate
	Factory, Inc.(1)(2)	5,430,000
		17,473,850
Textiles, Apparel & Luxury Goods: 8.8%
2,250,000	Crocs, Inc.*	14,962,500
250,000	Fossil, Inc.*	7,112,500
400,000	G-III Apparel
	Group Ltd*	5,660,000
115,000	Steven Madden Ltd.*	4,233,150
		31,968,150
Transportation Infrastructure: 1.9%
310,000	Aegean Marine
	Petroleum
	Network, Inc.	6,975,000

TOTAL COMMON STOCKS
(Cost $374,682,043)		352,049,384

PARTNERSHIPS & TRUSTS: 3.5%
408,000	Texas Pacific
	Land Trust(2)	12,852,000

TOTAL PARTNERSHIPS & TRUSTS
(Cost $11,184,416)		12,852,000

WARRANTS: 0.0%
2,214	Krispy Kreme
	Doughnuts, Inc.
	Expiration:
	March 2012	133

TOTAL WARRANTS
(Cost $0)		133

SHORT-TERM INVESTMENT: 0.2%
662,487	Fidelity Institutional
	Money Market
	Portfolio	662,487

TOTAL SHORT-TERM INVESTMENT
(Cost $662,487)		662,487

TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $386,528,946)		365,564,004
Liabilities in Excess
of Other Assets: (0.3)%		(1,062,456)
TOTAL NET ASSETS: 100.0%		$364,501,548

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940. See Note 6 in Notes to Financial Statements.
(2)	A portion of this security is considered illiquid. As of September 30, 2009, the value of these investments was $28,519,068 or 7.8% of total net assets. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS: 88.3%

Aerospace & Defense: 3.3%
40,000	KBR, Inc.	$931,600

Airlines: 4.1%
70,000	Continental
	Airlines, Inc.*	1,150,800

Book Stores: 0.1%
6,000	Hastings
	Entertainment, Inc.*	25,560

Capital Markets: 1.4%
75,000	Fortress Investment
	Group LLC*	390,000

Commercial Services & Supplies: 6.4%
70,000	A.T. Cross Co.*(1)(2)	281,400
50,000	CPI Corp.	623,500
45,000	The Geo Group Inc.*	907,650
		1,812,550
Construction Materials: 1.5%
10,000	Texas Industries, Inc.	419,900

Electrical Equipment: 1.7%
12,000	AZZ, Inc.*	482,040

Energy Equipment & Services: 7.1%
50,000	Atwood
	Oceanics, Inc.*	1,763,500
5,000	CARBO
	Ceramics, Inc.	257,750
		2,021,250
Food Products: 2.2%
20,000	Diamond Foods, Inc.	634,400

Health Care Providers & Services: 3.4%
8,000	Emergency Medical
	Services Corp.*	372,000
100,000	Tenet
	Healthcare Corp.*	588,000
		960,000
Hotels, Restaurants & Leisure: 6.1%
35,000	Cracker Barrel Old
	Country Store	1,204,000
145,000	Krispy Kreme
	Doughnuts, Inc.*	517,650
		1,721,650
Household Durables: 1.8%
180,000	Palm Harbor
	Homes, Inc.*	520,200

Hypermarkets & Super Centers: 2.3%
35,000	PriceSmart, Inc.	656,250

Internet & Catalog Retail: 1.4%
40,000	Sport Supply
	Group, Inc.	407,600

Machinery: 4.5%
20,000	Alamo Group, Inc.	316,000
50,000	Titan Machinery, Inc.*	626,000
20,000	Trinity Industries, Inc.	343,800
		1,285,800
Marine: 5.8%
60,000	Dryships, Inc.	397,800
25,000	Genco Shipping &
	Trading Ltd.	519,500
20,000	Kirby Corp.*	736,400
		1,653,700
Media: 4.4%
50,000	A. H. Belo Corp.(1)	161,500
200,000	Belo Corp.	1,082,000
		1,243,500
Metals & Mining: 6.1%
50,000	Commercial
	Metals Co.	895,000
30,000	Massey Energy Co.	836,700
		1,731,700
Oil, Gas & Consumable Fuels: 5.8%
85,000	Brigham
	Exploration Co.*	771,800
325,000	Cubic Energy, Inc.*	305,500
15,000	Encore
	Acquisition Co.*	561,000
		1,638,300

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 88.3% (Continued)

Road & Rail: 5.2%
55,000	Kansas City
	Southern*	$1,456,950

Semiconductor & Semiconductor Equipment: 2.9%
50,000	Omnivision
	Technologies, Inc.*	814,000

Software: 0.8%
15,000	I2 Technologies, Inc.*	240,600

Specialty Retail: 3.8%
15,000	Gamestop Corp.*	397,050
15,000	Jos. A. Bank
	Clothiers, Inc.*	671,550
		1,068,600
Textiles, Apparel & Luxury Goods: 3.0%
30,000	G-III Apparel
	Group Ltd*	424,500
15,000	Under Armour, Inc.*	417,450
		841,950
Transportation Infrastructure: 3.2%
40,000	Aegean Marine
	Petroleum
	Network, Inc.	900,000

TOTAL COMMON STOCKS
(Cost $20,242,316)		25,008,900

PARTNERSHIP & TRUST: 3.9%
35,000	Texas Pacific
	Land Trust	1,102,500

TOTAL PARTNERSHIP & TRUST
(Cost $1,008,391)		1,102,500

SHORT-TERM INVESTMENT: 7.0%
1,996,077	Fidelity Institutional
	Money Market
	Portfolio	1,996,077

TOTAL SHORT-TERM INVESTMENT
(Cost $1,996,077)		1,996,077

TOTAL INVESTMENTS
IN SECURITIES: 99.2%
(Cost $23,246,784)		28,107,477
Other Assets in Excess
of Liabilities: 0.8%		220,261
TOTAL NET ASSETS: 100.0%		$28,327,738

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940. See Note 6 in Notes to Financial Statements.
(2)	A portion of this security is considered illiquid. As of September 30, 2009, the value of these investments was $130,650 or 0.5% of total net assets. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS: 42.5%

Aerospace & Defense: 1.9%
1,000	Boeing Co.	$54,150

Airlines: 1.0%
3,000	Southwest Airlines Co.	28,800

Beverages: 2.9%
1,500	The Coca-Cola Co.	80,550

Chemicals: 0.8%
250	Potash Corp.	22,585

Communications Equipment: 2.5%
3,000	Cisco Systems, Inc.*	70,620

Computer Hardware: 2.2%
500	International Business
	Machines Corp.	59,805

Construction & Engineering: 1.8%
1,000	Fluor Corp.	50,850

Construction Materials: 1.9%
1,000	Vulcan Materials Co.	54,070

Discount: 1.0%
1,000	Home Depot, Inc.	26,640

Energy Equipment & Services: 4.8%
800	Schlumberger Ltd.	47,680
1,000	Transocean Ltd.*	85,530
		133,210

Food & Staples Retailing: 2.6%
400	Costco Wholesale Corp.	22,584
1,000	Wal-Mart Stores, Inc.	49,090
		71,674

Food Products: 2.8%
1,200	General Mills, Inc.	77,256

Household Products: 5.7%
1,500	Kimberly-Clark Corp.	88,470
1,200	Procter & Gamble Co.	69,504
		157,974
Machinery: 2.1%
1,000	Cummins, Inc.	44,810
300	Deere & Co.	12,876
		57,686
Oil & Gas: 2.5%
1,000	ChevronTexaco Corp.	70,430

Pharmaceuticals: 2.2%
1,000	Johnson & Johnson	60,890

Road & Rail: 1.2%
400	Burlington Northern
	Santa Fe Corp.	31,932

Semiconductors & Semiconductor Equipment: 1.7%
2,000	Texas Instruments, Inc.	47,380

Software: 0.9%
1,000	Microsoft Corp.	25,890

TOTAL COMMON STOCKS
(Cost $1,179,350)		1,182,392

PARTNERSHIPS & TRUSTS: 0.9%
800	Texas Pacific
	Land Trust	25,200

TOTAL PARTNERSHIPS & TRUSTS
(Cost $25,016)		25,200

SHORT-TERM INVESTMENT: 66.1%
1,837,988	Fidelity Institutional
	Money Market
	Portfolio	1,837,988

TOTAL SHORT-TERM INVESTMENT
(Cost $1,837,988)		1,837,988

TOTAL INVESTMENTS
IN SECURITIES: 109.5%
(Cost $3,042,354)		3,045,580
Liabilities in Excess
of Other Assets: (9.5)%		(263,053)
TOTAL NET ASSETS: 100.0%		$2,782,527

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS: 69.5%

Aerospace & Defense: 3.7%
1,700	Boeing Co.	$92,055

Beverages: 2.6%
1,200	The Coca-Cola Co.	64,440

Chemicals: 2.0%
1,500	EI Du Pont de
	Nemours & Co.	48,210

Commercial Services & Supplies: 1.5%
3,000	CPI Corp.	37,410

Discount: 1.1%
1,000	Home Depot, Inc.	26,640

Diversified Telecommunication Services: 8.1%
3,500	AT&T, Inc.	94,535
3,500	Verizon
	Communications, Inc.	105,945
		200,480
Electric Utilities: 11.2%
2,000	Ameren Corp.	50,560
1,000	Black Hills Corp.	25,170
3,000	Centerpoint
	Energy, Inc.	37,290
2,000	Consolidated
	Edison, Inc.	81,880
1,000	The Southern Co.	31,670
2,500	Xcel Energy, Inc.	48,100
		274,670
Energy Equipment & Services: 1.9%
500	Diamond Offshore
	Drilling	47,760

Food Products: 8.5%
1,000	Cal-Maine Foods, Inc.	26,770
1,000	General Mills, Inc.	64,380
1,000	Hershey Foods Corp.	38,860
2,000	Kraft Foods,
	Inc. - Class A	52,540
3,000	Rocky Mountain
	Chocolate
	Factory, Inc.(1)	27,150
		209,700
Gas Utilities: 1.1%
1,000	Atmos Energy Corp.	28,180

Household Products: 4.3%
800	Kimberly-Clark Corp.	47,184
1,000	Procter & Gamble Co.	57,920
		105,104
Industrial Conglomerates: 2.0%
3,000	General Electric Co.	49,260

Machinery: 1.0%
500	Caterpillar, Inc.	25,665

Multi-Utilities: 2.6%
4,000	Duke Energy Corp.	62,960

Multi-Utilities & Unregulated Power: 1.4%
1,000	Dominion
	Resources Inc.	34,500

Oil & Gas: 4.4%
1,000	ChevronTexaco Corp.	70,430
1,000	Oneok, Inc.	36,620
		107,050
Petroleum Refining: 2.6%
1,200	BP Plc - ADR	63,876

Pharmaceuticals: 7.1%
2,000	Eli Lilly & Co.	66,060
1,000	Johnson & Johnson	60,890
1,500	Merck & Co., Inc.	47,445
		174,395
Publishers: 0.4%
2,000	Educational
	Development Corp.	10,900

Trading Companies & Distributors: 2.0%
5,000	Babcock & Brown
	Air Ltd. - ADR	48,000

TOTAL COMMON STOCKS
(Cost $1,716,270)		1,711,255

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited) (Continued)

Shares		Value

PARTNERSHIPS & TRUSTS: 5.8%
1,000	Canadian Oil
	Sands Trust	$28,721
5,000	Capstead
	Mortgage Corp.	71,950
1,500	HCP, Inc.	43,110
		143,781

TOTAL PARTNERSHIPS & TRUSTS
(Cost $140,570)		143,781

PREFERRED STOCKS: 2.8%
700	Archer Daniels
	Midland Co.	27,930
2,000	GMX Resources, Inc.	41,620
		69,550
TOTAL PREFERRED STOCK
(Cost $69,720)		69,550

SHORT-TERM INVESTMENT: 28.3%
695,749	Fidelity Institutional
	Money Market
	Portfolio	695,749

TOTAL SHORT-TERM INVESTMENT
(Cost $695,749)		695,749

TOTAL INVESTMENTS
IN SECURITIES: 106.4%
(Cost $2,622,309)		2,620,335
Liabilities in Excess
of Other Assets: (6.4)%		(157,614)
TOTAL NET ASSETS: 100.0%		$2,462,721

ADR - American Depository Receipt.
(1)	Affiliated Company as defined by the Investment Company Act of 1940. See Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS: 47.9%

Airlines: 2.3%
1,500	Continental
	Airlines, Inc.*	$24,660
5,000	Delta Air Lines Inc.*	44,800
		69,460
Automobiles: 0.4%
500	Harley-Davidson, Inc.	11,500

Book Stores: 2.9%
20,000	Hastings
	Entertainment, Inc.*	85,200

Capital Markets: 7.0%
20,600	E*Trade Financial Corp.	36,050
5,500	Legg Mason, Inc.	170,665
		206,715
Discount: 0.4%
500	Home Depot, Inc.	13,320

Electrical Equipment: 0.4%
500	Encore Wire Corp.	11,170

Food & Staples Retailing: 0.6%
600	Whole Foods
	Market, Inc. *	18,294

Food Products: 3.1%
2,500	Cal-Maine Foods, Inc.	66,925
350	Hershey Foods Corp.	13,601
437	Tootsie Roll
	Industries, Inc.	10,392
		90,918
Health Care Equipment & Supplies: 0.7%
2,000	Boston Scientific Corp.*	21,180

Health Care Providers & Services: 0.5%
2,500	Tenet Healthcare Corp.*	14,700

Hotels, Restaurants & Leisure: 3.8%
20,000	Krispy Kreme
	Doughnuts, Inc.*	71,400
10,000	Luby’s, Inc.*	42,000
		113,400
Household Durables: 1.5%
15,000	Palm Harbor
	Homes, Inc.*	43,350

Industrial Conglomerates: 0.8%
1,500	General Electric Co.	24,630

Machinery: 1.1%
2,000	Alamo Group, Inc.	31,600

Marine: 2.2%
10,000	Dryships, Inc.	66,300

Media: 8.9%
10,000	A. H. Belo Corp.(1)	32,300
10,000	Belo Corp.	54,100
10,000	Gannett Co, Inc.	125,100
2,500	New York Times Co.	20,300
50,000	Sirius XM Radio, Inc.*	31,750
		263,550
Metals & Mining: 2.7%
300	Commercial
	Metals Co.	5,370
2,500	Gerdau S. A.	33,600
5,000	Harry Winston
	Diamond Corp.	41,851
		80,821
Oil and Gas Extraction: 1.4%
35,000	Magnum Hunter
	Resources Corp.*	40,950

Pharmaceuticals: 0.5%
1,000	Mylan, Inc.	16,010

Software: 0.5%
43,000	Intrusion, Inc.*	15,054

Specialty Retail: 3.5%
2,500	Chico’s FAS, Inc.*	32,500
2,000	Gamestop Corp.*	52,940
1,500	Stein Mart, Inc.*	19,065
		104,505

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 47.8% (Continued)

Textiles, Apparel & Luxury Goods: 2.7%
10,000	Crocs, Inc.*	$66,500
3,000	Liz Claiborne, Inc.	14,790
		81,290
TOTAL COMMON STOCKS
(Cost $1,397,419)		1,423,917

PARTNERSHIPS & TRUSTS: 1.1%
1,000	Texas Pacific
	Land Trust	31,500

TOTAL PARTNERSHIPS & TRUSTS
(Cost $30,315)		31,500

SHORT-TERM INVESTMENT: 54.8%
1,630,630	Fidelity Institutional
	Money Market
	Portfolio	1,630,630

TOTAL SHORT-TERM INVESTMENT
(Cost $1,630,630)		1,630,630

TOTAL INVESTMENTS
IN SECURITIES: 103.8%
(Cost $3,058,364)		3,086,047
Liabilities in Excess
of Other Assets: (3.8)%		(112,142)
TOTAL NET ASSETS: 100.0%		$2,973,905

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940. See Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2009 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
ASSETS
Investments in securities of unaffiliated issuers,
(Cost $366,104,039 and $22,726,517, respectively)	$349,254,346	$27,664,577
Investments in securities of affiliated issuers,
(Cost $20,424,907, and $520,267, respectively) (Note 6)	16,309,658	442,900
Total investments, at value (Cost $386,528,946
and $23,246,784, respectively) (Note 2)	365,564,004	28,107,477
Receivables:
Investment securities sold	—	477,204
Fund shares sold	486,865	90,600
Dividends and interest	267,503	8,523
Prepaid expenses	31,934	20,713
Total assets	366,350,306	28,704,517
LIABILITIES
Payables:
Investment securities purchased	626,470	322,833
Fund shares redeemed	596,743	2,000
Investment advisory fees	248,230	5,911
Administration fees	15,392	1,947
Custody fees	380	72
Distribution fees	214,837	14,231
Fund accounting fees	11,951	746
Transfer agent fees	44,347	11,467
Chief compliance officer fees	1,564	425
Other accrued expenses	88,844	17,147
Total liabilities	1,848,758	376,779
NET ASSETS	$364,501,548	$28,327,738
COMPONENTS OF NET ASSETS
Paid-in capital	552,110,571	27,691,850
Undistributed (accumulated) net investment income (loss)	1,699,132	(77,971)
Accumulated net realized gain (loss) on investments	(168,343,213)	(4,146,834)
Net unrealized appreciation (depreciation) on investments	(20,964,942)	4,860,693
Net assets	$364,501,548	$28,327,738
COMPUTATION OF NET ASSET VALUE
Retail shares:
Net Assets	$363,382,903	$28,087,821
Shares issued and outstanding (unlimited number of
shares authorized without par value)	20,381,877	3,446,604
Net asset value, and redemption price per share	$17.83	$8.15
Institutional shares:
Net Assets	$1,118,645	$239,917
Shares issued and outstanding (unlimited number of
shares authorized without par value)	62,699	29,451
Net asset value, and redemption price per share	$17.84	$8.15

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2009 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
ASSETS
Investments in securities of unaffiliated
issuers (Cost $3,042,354, $2,597,619
and $3,028,009, respectively)	$3,045,580	$2,593,185	$3,053,747
Investments in securities of affiliated
issuers (Cost $0, $24,690 and $30,355,
respectively) (Note 6)	—	27,150	32,300
Total investments, at value
(Cost $3,042,354, $2,622,309
and $3,058,364, respectively)
(Note 6)	3,045,580	2,620,335	3,086,047
Cash	—	231	—
Receivables:
Investment securities sold	—	—	20,419
Fund shares sold	50,250	6,500	91,958
Dividends and interest	951	2,098	463
Due from advisor, net	9,885	10,007	9,828
Prepaid expenses	1,651	1,495	—
Total assets	3,108,317	2,640,666	3,208,715
LIABILITIES
Payables:
Investment securities purchased	315,231	166,696	223,548
Administration fees	1,496	1,496	1,496
Custody fees	310	310	310
Distribution fees	340	311	323
Fund accounting fees	1,448	1,448	1,448
Transfer agent fees	2,069	2,069	2,069
Chief Compliance Officer fees	310	310	310
Other accrued expenses	4,586	5,305	5,306
Total liabilities	325,790	177,945	234,810
NET ASSETS	$2,782,527	$2,462,721	$2,973,905
COMPONENTS OF NET ASSETS
Paid-in capital	2,780,449	2,462,192	2,947,658
Undistributed (accumulated) net
investment income (loss)	(1,148)	796	(1,345)
Accumulated net realized
gain (loss) on investments	—	1,707	(91)
Net unrealized appreciation
(depreciation) on investments	3,226	(1,974)	27,683
Net assets	$2,782,527	$2,462,721	$2,973,905
COMPUTATION OF NET ASSET VALUE
Net Assets	$2,782,527	$2,462,721	$2,973,905
Shares issued and outstanding
(unlimited number of shares
authorized without par value)	277,747	246,014	293,600
Net asset value, and
redemption price per share	$10.02	$10.01	$10.13

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2009 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
INVESTMENT INCOME
Dividends from unaffiliated investments (net of
$450 and $0 foreign withholding tax, respectively)	$1,680,297	$79,719
Dividends from affiliated investments (Note 6)	120,000	—
Interest	9,015	3,390
Total investment income	1,809,312	83,109
EXPENSES (Note 3)
Investment advisory fees	1,349,172	97,935
Distribution fees	396,614	28,580
Transfer agent fees	221,553	41,399
Administration fees	84,377	10,775
Reports to shareholders	43,270	7,208
Fund accounting fees	32,599	2,952
Registration fees	23,850	25,978
Custody fees	13,107	3,112
Audit fees	11,631	10,799
Interest expense (note 7)	10,731	—
Trustee fees	5,442	2,705
Miscellaneous expenses	4,506	4,394
Chief Compliance Officer fees	3,864	2,825
Legal fees	2,603	2,733
Insurance expense	2,576	908
Total expenses	2,205,895	242,303
Less: fees waived	—	(81,223)
Net expenses	2,205,895	161,080
Net investment loss	(396,583)	(77,971)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain (loss) on investments and options	(32,405,420)	793,430
Change in net unrealized
appreciation (depreciation) on investments	172,389,045	10,406,604
Net realized and unrealized gain on
investments and options	139,983,625	11,200,034
Net increase in net assets
resulting from operations	$139,587,042	$11,122,063

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF OPERATIONS For the Period Ended September 30, 2009 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund(1)	Income Fund(1)	Contrarian Fund(1)
INVESTMENT INCOME
Dividends	$289	$2,199	$246
Interest	331	214	217
Total investment income	620	2,413	463
EXPENSES (Note 3)
Transfer agent fees	3,207	3,207	3,207
Audit fees	1,655	1,655	1,655
Administration fees	1,496	1,496	1,496
Fund accounting fees	1,448	1,448	1,448
Registration fees	1,154	1,154	1,154
Investment advisory fees	884	809	1,098
Reports to shareholders	828	828	828
Distribution fees	340	311	323
Chief Compliance Officer fees	310	310	310
Custody fees	310	310	310
Legal fees	310	310	310
Trustee fees	310	310	310
Miscellaneous expenses	208	208	208
Insurance expense	77	77	77
Total expenses	12,537	12,433	12,734
Less: fees waived	(10,769)	(10,816)	(10,926)
Net expenses	1,768	1,617	1,808
Net investment
income (loss)	(1,148)	796	(1,345)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain (loss)
on investments	—	1,707	(91)
Change in net unrealized
appreciation (depreciation)
on investments	3,226	(1,974)	27,683
Net realized and
unrealized gain (loss)
on investments	3,226	(267)	27,592
Net increase in net assets
resulting from operations	$2,078	$529	$26,247

(1)	Represents the period from September 10, 2009 (commencement of operations) to September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Fund
	Six Months Ended	Year
	September 30, 2009	Ended
	(Unaudited)	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(396,583)	$(275,930)
Net realized loss on unaffiliated
investments and options	(32,405,420)	(131,523,689)
Net realized loss on affiliated investments	—	(83,573)
Net realized gain on options written	—	1,002,633
Change in net unrealized appreciation
(depreciation) on investments and options	172,389,045	(226,718,580)
Change in net unrealized depreciation
on options written	—	(12,246)
Net increase (decrease) in net assets
resulting from operations	139,587,042	(357,611,385)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Retail Shares	—	(4,206,756)
Total distributions to shareholders	—	(4,206,756)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net
change in outstanding shares (a) (b)	(17,848,999)	(16,734,159)
Total increase (decrease) in net assets	121,738,043	(378,552,300)
NET ASSETS
Beginning of period/year	242,763,505	621,315,805
End of period/year	$364,501,548	$242,763,505
Undistributed net investment income	$1,699,132	$2,095,715

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Year
	September 30, 2009		Ended
	(Unaudited)		March 31, 2009
	Shares	Value	Shares	Value
Shares sold
Retail	3,106,641	$44,820,918	11,019,161	$204,492,778
Institutional	58,520	1,020,981	4,661	60,677
Shares issued in reinvestment
of distributions
Retail	—	—	322,227	4,134,174
Institutional	—	—	—	—
Shares redeemed (b)
Retail	(4,334,606)	(63,682,862)	(14,974,258)	(225,421,788)
Institutional	(482)	(8,036)	—	—
Net decrease	(1,169,927)	$(17,848,999)	(3,628,209)	$(16,734,159)

(b)	Net of redemption fees of $108,743 and $206,635, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Small Cap Fund
	Six Months Ended	Year
	September 30, 2009	Ended
	(Unaudited)	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(77,971)	$(20,220)
Net realized gain (loss)
on investments	793,430	(4,868,984)
Net realized gain on options written	—	97,364
Change in net unrealized
appreciation (depreciation)
on investments and options	10,406,604	(5,437,681)
Net increase (decrease) in net
assets resulting from operations	11,122,063	(10,229,521)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a) (b)	1,237,485	16,773,786
Total increase in net assets	12,359,548	6,544,265
NET ASSETS
Beginning of period/year	15,968,190	9,423,925
End of period/year	$28,327,738	$15,968,190
Accumulated net investment loss	$(77,971)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Year
	September 30, 2009		Ended
	(Unaudited)		March 31, 2009
	Shares	Value	Shares	Value
Shares sold
Retail	526,398	$3,525,142	3,629,274	$24,285,703
Institutional	16,039	102,294	13,959	73,806
Shares redeemed (b)
Retail	(346,371)	(2,385,930)	(1,355,853)	(7,585,723)
Institutional	(547)	(4,021)	—	—
Net increase	195,519	$1,237,485	2,287,380	$16,773,786

(b)	Net of redemption fees of $1,628 and $10,732, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF CHANGES IN NET ASSETS

Hodges Blue
Chip 25 Fund
Period Ended
September 30, 2009(1)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,148)
Change in net unrealized appreciation on
investments and options	3,226
Net increase in net assets
resulting from operations	2,078
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,780,449
Total increase in net assets	2,782,527
NET ASSETS
Beginning of period	—
End of period	$2,782,527
Accumulated net investment loss	$(1,148)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	September 30, 2009(1)
	(Unaudited)
	Shares	Value
Shares sold	277,747	$2,780,449
Shares redeemed	—	—
Net increase	277,747	$2,780,449

(1)	Represents the period from September 10, 2009 (commencement of operations) to September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF CHANGES IN NET ASSETS

Hodges Equity
Income Fund
Period Ended
September 30, 2009(1)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$796
Net realized gain on investments	1,707
Change in net unrealized depreciation on
investments and options	(1,974)
Net increase in net assets
resulting from operations	529
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,462,192
Total increase in net assets	2,462,721
NET ASSETS
Beginning of period	—
End of period	$2,462,721
Undistributed net investment income	$796

(a)	Summary of capital share transactions is as follows:

	Period Ended
	September 30, 2009(1)
	(Unaudited)
	Shares	Value
Shares sold	246,014	$2,462,192
Shares redeemed	—	—
Net increase	246,014	$2,462,192

(1)	Represents the period from September 10, 2009 (commencement of operations) to September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF CHANGES IN NET ASSETS

Hodges Pure
Contrarian Fund
Period Ended
September 30, 2009(1)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,345)
Net realized loss on investments	(91)
Change in net unrealized appreciation on
investments and options	27,683
Net increase in net assets
resulting from operations	26,247
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,947,658
Total increase in net assets	2,973,905
NET ASSETS
Beginning of period	—
End of period	$2,973,905
Accumulated net investment loss	$(1,345)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	September 30, 2009(1)
	(Unaudited)
	Shares	Value
Shares sold	293,600	$2,947,658
Shares redeemed	—	—
Net increase	293,600	$2,947,658

(1)	Represents the period from September 10, 2009 (commencement of operations) to September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Retail Shares
Net asset value,
beginning of period/year	$11.23		$24.61	$26.97	$25.64	$20.30	$17.52

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss	(0.02)		(0.01)	(0.09)	(0.05)	(0.04)	(0.12)
Net realized and
unrealized gain (loss)
on investments	6.62		(13.22)	(1.58)	2.39	6.28	3.01
Total from
investment operations	6.60		(13.23)	(1.67)	2.34	6.24	2.89

LESS DISTRIBUTIONS:
From net realized gain	—		(0.16)	(0.70)	(1.02)	(0.90)	(0.11)
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.01	0.01	0.01	0.00 *	0.00 *
Net asset value,
end of period/year	$17.83		$11.23	$24.61	$26.97	$25.64	$20.30
Total return	58.77%^		(53.78)%	(6.40)%	9.36%	31.42%	16.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$363.4		$242.7	$621.3	$616.9	$485.7	$97.9
Ratio of expenses to
average net assets	1.39	%+	1.37%	1.37%	1.42%	1.47%	1.68%
Ratio of net investment loss
to average net assets	(0.25	)%+	(0.04)%	(0.31)%	(0.20)%	(0.39)%	(0.94)%
Portfolio turnover rate	46%^		80%	73%	62%	51%	46%

*	Amount is less than $0.01.
^	Not Annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Funds

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		December 12,
	Ended		2008*
	September 30,		through
	2009		March 31,
	(Unaudited)		2009
Institutional Shares
Net asset value, beginning of period	$11.23		$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	**	0.02
Net realized and unrealized
loss on investments	6.61		(2.16)
Total from investment operations	6.61		(2.14)
Net asset value, end of period	$17.84		$11.23
Total return	58.86	%^	(16.01	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.1		$0.05
Ratio of expenses to average net assets	1.10	%+	1.04	%+
Ratio of net investment income
to average net assets	0.04	%+	0.29	%+
Portfolio turnover rate	46	%^	80	%^

*	The Fund began offering Institutional Shares on December 12, 2008.
**	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months			December 18,
	Ended		Year	2007*
	September 30,		Ended	through
	2009		March 31,	March 31,
	(Unaudited)		2009	2008
Retail Shares
Net asset value,
beginning of period/year	$4.87		$9.49	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)		(0.01)	(0.01)
Net realized and unrealized
loss on investments	3.30		(4.61)	(0.52)
Net increase from payments by
affiliates on the disposal of
investments in violation of
restrictions (Note 3)	—		—	0.02
Total from investment operations	3.28		(4.62)	(0.51)
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00 **	0.00	**
Net asset value, end of period/year	$8.15		$4.87	$9.49
Total return	67.35	%^	(48.68)%^	(5.10	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$28.1		$15.9	$9.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.11	%+	2.14%	2.88	%+
After fees waived and
expenses absorbed	1.40	%+	1.40%	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.38	)%+	(0.87)%	(1.86	%)+
After fees waived and
expenses absorbed	(0.67	)%+	(0.13)%	(0.38	%)+
Portfolio turnover rate	61	%^	109%	23	%^

*	Commencement of operations.
**	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		December 12,
	Ended		2008*
	September 30,		through
	2009		March 31,
	(Unaudited)		2009
Institutional Shares
Net asset value, beginning of period	$4.87		$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)		(0.00	)**
Net realized and unrealized
loss on investments	3.29		(0.58)
Total from investment operations	3.28		(0.58)
Paid-in capital from redemption fees (Note 2)	0.00	**	0.00	**
Net asset value, end of period	$8.15		$4.87
Total return	67.35	%^	(10.64	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$0.20		$0.07

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.86	%+	1.89	%+
After fees waived and expenses absorbed	1.15	%+	1.15	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.13	)%+	(0.62	%)+
After fees waived and expenses absorbed	(0.42	)%+	0.12	%+
Portfolio turnover rate	61	%^	109	%^

*	The Fund began offering Institutional Shares on December 12, 2008.
**	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	September 10, 2009*
	through
	September 30, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.00	)**
Net realized and unrealized loss on investments	0.02
Total from investment operations	0.02
Net asset value, end of period	$10.02
Total return	0.20	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	9.22	%+
After fees waived and expenses absorbed	1.30	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(8.76	)%+
After fees waived and expenses absorbed	(0.84	)%+
Portfolio turnover rate	0	%^

*	Fund commenced operations on September 10, 2009
**	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	September 10, 2009*
	through
	September 30, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.00	**
Net realized and unrealized loss on investments	0.01
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return	0.10	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	9.99	%+
After fees waived and expenses absorbed	1.30	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(8.05	)%+
After fees waived and expenses absorbed	0.64	%+
Portfolio turnover rate	6	%^

*	Fund commenced operations on September 10, 2009
**	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	September 10, 2009*
	through
	September 30, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.00	)**
Net realized and unrealized loss on investments	0.13
Total from investment operations	0.13
Net asset value, end of period	$10.13
Total return	1.30	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$3.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	9.86	%+
After fees waived and expenses absorbed	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(9.50	)%+
After fees waived and expenses absorbed	(1.04	)%+
Portfolio turnover rate	6	%^

*	Fund commenced operations on September 10, 2009
**	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.

The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund is long-term capital appreciation.  The Hodges Fund primarily invests in common stocks of domestic companies of any market capitalization, from larger well-established companies to smaller, emerging growth companies.  The investment objective of the Hodges Small Cap Fund is long-term capital appreciation.  The Hodges Small Cap Fund invests at least 80% of its net assets in the stocks of small capitalization companies.  The investment objective of the Hodges Blue Chip 25 Fund is long-term capital appreciation.  Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets in large capitalization equity securities.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.  The Equity Income Fund invests at least 80% of its net assets in income producing securities.  The investment objective of the Hodges Pure Contrarian Fund is long-term capital appreciation.  The Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

cash flow (the relationship between the price of a company’s stock and that company’s available cash from operations, minus capital expenditures).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Short term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Options written and purchased by the Funds are valued at the composite price using the National Best Bid and Offer quotes.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

Funds’ Board of Trustees.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2009, the Funds did not hold fair valued securities.

The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

The Hodges Fund:
	Level 1	Level 2	Level 3	Total
Equity
Consumer
Discretionary	$100,563,000	$—	$—	$100,563,000
Consumer Staples	21,664,150	—	—	21,664,150
Energy	63,324,276	—	—	63,324,276
Financials	7,132,800	—	—	7,132,800
Health Care	2,118,000	—	—	2,118,000
Industrials	109,785,908	—	—	109,785,908
Information
Technology	19,316,000	—	—	19,316,000
Materials	28,145,250	—	—	28,145,250
Total Equity	352,049,384	—	—	352,049,384
Partnerships & Trusts	12,852,000	—	—	12,852,000
Warrants	133	—	—	133
Short-Term
Investments	662,487	—	—	662,487
Total Investments
in Securities	$365,564,004	$—	$—	$365,564,004

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Equity
Consumer
Discretionary	$6,452,560	$—	$—	$6,452,560
Consumer Staples	1,290,650	—	—	1,290,650
Energy	4,496,250	—	—	4,496,250
Financials	390,000	—	—	390,000
Health Care	960,000	—	—	960,000
Industrials	9,049,940	—	—	9,049,940
Information
Technology	1,054,600	—	—	1,054,600
Materials	1,314,900	—	—	1,314,900
Total Equity	25,008,900	—	—	25,008,900
Partnerships & Trusts	1,102,500	—	—	1,102,500
Short-Term
Investments	1,996,077	—	—	1,996,077
Total Investments
in Securities	$28,107,477	$—	$—	$28,107,477

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$26,640	$—	$—	$26,640
Consumer Staples	387,454	—	—	387,454
Energy	203,640	—	—	203,640
Health Care	60,890	—	—	60,890
Industrials	223,418	—	—	223,418
Information Technology	203,695	—	—	203,695
Materials	76,655	—	—	76,655
Total Equity	1,182,392	—	—	1,182,392
Partnerships & Trusts	25,200	—	—	25,200
Short-Term Investments	1,837,988	—	—	1,837,988
Total Investments
in Securities	$3,045,580	$—	$—	$3,045,580

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$74,950	$—	$—	$74,950
Consumer Staples	379,244	—	—	379,244
Energy	218,686	—	—	218,686
Health Care	174,395	—	—	174,395
Industrials	214,980	—	—	214,980
Materials	48,210	—	—	48,210
Telecommunication
Services	200,480	—	—	200,480
Utilities	400,310	—	—	400,310
Total Equity	1,711,255	—	—	1,711,255
Partnerships & Trusts	143,781	—	—	143,781
Preferred Stocks	69,550	—	—	69,550
Short-Term Investments	695,749	—	—	695,749
Total Investments
in Securities	$2,620,335	$—	$—	$2,620,335

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$716,115	$—	$—	$716,115
Consumer Staples	109,212	—	—	109,212
Energy	40,950	—	—	40,950
Financials	206,715	—	—	206,715
Health Care	51,890	—	—	51,890
Industrials	203,160	—	—	203,160
Information Technology	15,055	—	—	15,055
Materials	80,820	—	—	80,820
Total Equity	1,423,917	—	—	1,423,917
Partnerships & Trusts	31,500	—	—	31,500
Short-Term Investments	1,630,630	—	—	1,630,630
Total Investments
in Securities	$3,086,047	$—	$—	$3,086,047

B.   Federal Income Taxes. Each Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Funds include Federal and the state of Massachusetts.  As of March 31, 2009, open Federal and Massachusetts tax years include the tax years ended March 31, 2006 through March 31, 2009.  The Funds have no examination in progress.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of these financial reporting rules resulted in no effect to the Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2009.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C.   Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first in, first out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.        Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis.  The Hodges Equity Income Fund distributes net investment income on a quarterly basis.  Distributions are recorded on the ex-dividend date.

E.  Options Contracts.  Each Fund may purchase call options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Hodges Fund may write (sell) covered call options on securities and indices.  The Hodges Small Cap Fund may write (sell) covered call and put options on securities, indices and currencies.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

purchase transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium is subtracted from the cost of the purchase of the underlying security in determining whether a Fund has realized a gain or loss.  The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The Hodges Fund did not engage in option writing activity during the six months ended September 30, 2009.

The activity in options written during the year ended March 31, 2009, is as follows:

Hodges Small Cap Fund
Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	150	13,875
Options exercise	—	—
Options expired	—	—
Options closed	(150)	(13,875)
Options outstanding, end of year	—	$—

F.   Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.   Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

For the six months ended September 30, 2009, the Hodges Fund and Hodges Small Cap Fund charged a 2.00% and 1.00% redemption fee, respectively, on shares held less than 90 days.  Effective September 30, 2009, the Hodges Fund and Hodges Small Cap Fund charged a 1.00% redemption fee on shares held 30 days or less.  The Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund, and the Hodges Pure Contrarian Fund charge redemption fees of 1.00% on shares held 30 days or less.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.   Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ board of directors as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

At September 30, 2009, the Hodges Fund had investments in illiquid securities with a total value of $28,519,068 or 7.8% of total net assets.

	Shares	Dates Acquired	Cost Basis
Rocky Mountain
Chocolate Factory, Inc.	553,000	3/04 – 12/08	$5,713,537
A.T. Cross Co. - Class A	1,865,400	11/06 – 3/09	$10,519,658
Texas Pacific Land Trust	348,000	1/01 – 3/09	$9,539,649
Palm Harbor Homes, Inc.	444,500	4/09 – 7/09	$1,137,598
Luby’s Inc.	777,500	1/02 – 4/07	$6,446,792
Napco Security
Systems, Inc.	378,500	11/06 – 1/08	$2,262,012

At September 30, 2009, the Hodges Small Cap Fund had investments in illiquid securities with a total value of $130,650 or 0.5% of total net assets.

	Shares	Dates Acquired	Cost Basis
A.T. Cross Co. - Class A	32,500	12/07 – 3/09	$185,529

I.    Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.    New Accounting Pronouncements. The Funds have adopted financial reporting rules regarding disclosures about derivative instruments and hedging activities. These rules require enhanced disclosures that enable investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  As of September 30, 2009 none of the Funds held any derivative instruments.

The Funds have adopted financial reporting rules that require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, these financial reporting rules require an entity to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated subsequent events through the issuance of its financial statements on November 27, 2009.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the period ended September 30, 2009, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $1,349,172, $97,935, $884, $809 and $1,098, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit the Hodges Small Cap Fund’s expenses by

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.40% for Retail Shares and 1.15% for Institutional Shares.  The Advisor has contractually agreed to limit the Hodges Blue Chip 25 Fund and Hodges Equity Income Funds’ expenses by reducing all or a portion of its fees and reimbursing the Funds’ expenses so that its ratio of expenses to average net assets will not exceed 1.30%.  The Advisor has contractually agreed to limit the Hodges Pure Contrarian Fund’s expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.40%.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each of the Funds’ must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  For the period ended September 30, 2009, the Advisor waived $81,223, $10,769, $10,816, and $10,926 in fees for the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

At September 30, 2009, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $225,409, $10,769, $10,816, and $10,926, respectively.  The Advisor may recapture portions of the above amount no later than the dates stated below:

	March 31, 2011	March 31, 2012	March 31, 2013
Hodges Small
Cap Fund	$30,379	$113,807	$81,223
Hodges Blue
Chip 25 Fund	—	—	$10,769
Hodges Equity
Income Fund	—	—	$10,816
Hodges Pure
Contrarian Fund	—	—	$10,926

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The administrator receives a monthly fee at the following annual rates:

First $500 million	0.05% of average daily net assets
Next $1 billion	0.04% of average daily net assets
Over $1.5 billion	0.03% of average daily net assets

For the period ended September 30, 2009, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $84,377, $10,775, $1,496, $1,496, and $1,496 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended September 30, 2009, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $3,864, $2,825, $310, $310, and $310 of the Trust’s Chief Compliance Officer fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, no reimbursement for specific expenses incurred.  For the period ended September 30, 2009, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $396,614, $28,580, $340, $311, and $323 in distribution fees, respectively.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

For the period ended September 30, 2009, First Dallas Securities, an affiliate of the Advisor, received $286,735, $49,998, $539, $1,633, and $2,501 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Funds’ portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Hodges Fund, excluding short-term investments, for the six months ended September 30, 2009, were $141,356,874 and $153,968,248, respectively.

The cost of purchases and proceeds from the sales of securities for the Hodges Small Cap Fund, excluding short-term investments, for the six months ended September 30, 2009 were $13,053,929 and $13,578,412, respectively.

The cost of purchases and proceeds from the sales of securities for the Hodges Blue Chip 25 Fund, excluding short-term investments, for the period ended September 30, 2009 were $1,148,090 and $0, respectively.

The cost of purchases and proceeds from the sales of securities for the Hodges Equity Income Fund, excluding short-term investments, for the period ended September 30, 2009 were $1,829,482 and $49,443, respectively.

The cost of purchases and proceeds from the sales of securities for the Hodges Pure Contrarian Fund, excluding short-term investments, for the period ended September 30, 2009 were $1,351,505 and $20,419, respectively.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments	$387,354,263	$23,484,533
Gross tax unrealized appreciation	34,669,320	5,522,728
Gross tax unrealized depreciation	(56,459,579)	(899,784)
Net tax unrealized appreciation	$(21,790,259)	$4,622,944

	Hodges Blue	Hodges Equity
	Chip 25 Fund*	Income Fund*
Cost of investments	$3,042,354	$2,622,309
Gross tax unrealized appreciation	13,166	17,703
Gross tax unrealized depreciation	(9,940)	(19,677)
Net tax unrealized appreciation	$3,226	$(1,974)

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

Hodges Pure
Contrarian Fund*
Cost of investments	$3,058,364
Gross tax unrealized appreciation	65,424
Gross tax unrealized depreciation	(37,741)
Net tax unrealized appreciation	$27,683

*	Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund does not have a full fiscal year.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2009 and the fiscal year ended March 31, 2009 for the Fund was as follows:

Hodges Fund

	September 30, 2009	March 31, 2009
Distributions paid from:
Long-term capital gain*	$—	$4,206,756
Ordinary income	—	—

*	Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

For the six months ended September 30, 2009 and the fiscal period ended March 31, 2009, there were no distributions for the Hodges Small Cap Fund.

The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Funds’ have not made any distributions since their commencement of operations on September 10, 2009.

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Net tax unrealized appreciation	$(194,179,284)	$(5,783,660)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	(194,179,284)	(5,783,660)
Other accumulated gains/(losses)	(133,016,781)	(4,702,515)
Total accumulated earnings	$(327,196,065)	$(10,486,175)

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, limited partnership income, and grantor trust distributions.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Funds.  For the period ended September 30, 2009, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2009, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $9,424,658, representing 2.6% of net assets.

	Share			Share
	Balance			Balance			Value
	March			September			September
	31,			30,	Realized	Dividend	30,	Acquisition
	2009	Purchases	Sales	2009	Loss	Income	2009	Cost
A.T.
Cross Co.
- Class A	1,902,900	—	—	1,902,900	$—	$—	$7,649,658	$10,731,134
Rocky
Mountain
Chocolate
Factory, Inc.	600,000	—	—	600,000	$—	$120,000	$5,430,000	$6,999,136
A.H. Belo
Corp.	—	1,000,000	—	1,000,000	$—	$—	$3,230,000	$2,694,637

Hodges Small Cap Fund

As of September 30, 2009, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $442,900, representing 1.6% of net assets.

	Share			Share
	Balance			Balance			Value
	March			September			September
	31,			30,	Realized	Dividend	30,	Acquisition
	2009	Purchases	Sales	2009	Loss	Income	2009	Cost
A.T.
Cross Co.
- Class A	70,000	—	—	70,000	$—	$—	$281,400	$399,602
A.H. Belo
Corp.	—	50,000	—	50,000	$—	$—	$161,500	$120,665

Hodges Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited) (Continued)

Hodges Equity Income Fund

As of September 30, 2009, the market value of all securities of affiliated companies held in the Hodges Equity Income Fund amounted to $27,150, representing 1.1% of net assets.

	Share			Share
	Balance			Balance			Value
	September			September			September
	10,			30,	Realized	Dividend	30,	Acquisition
	2009*	Purchases	Sales	2009	Loss	Income	2009	Cost
Rocky
Mountain
Chocolate
Factory, Inc.	—	3,000	—	3,000	$—	$—	$27,150	$24,690

*  Commencement of operations.

Hodges Pure Contrarian Fund

As of September 30, 2009, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $32,300, representing 1.1% of net assets.

	Share			Share
	Balance			Balance			Value
	September			September			September
	10,			30,	Realized	Dividend	30,	Acquisition
	2009*	Purchases	Sales	2009	Loss	Income	2009	Cost
A.H. Belo
Corp.	—	10,000	—	10,000	$—	$—	$32,300	$30,355

*  Commencement of operations.

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Hodges Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the six months ended September 30, 2009, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against the Fund’s assets.  During six months ended September 30, 2009, the Hodges Fund had an outstanding average daily loan balance of $185,585.  The maximum amount outstanding for the current lending agreement during that period was $2,033,000.  Interest expense amounted to $3,066 for the Hodges Fund.  At September 30, 2009, the Hodges Fund did not have a loan payable balance.  The Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Funds’ did not utilize the credit facility during the period ended September 30, 2009.

Hodges Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesfund.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ From N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on their website at www.hodgesfund.com within ten business days after calendar quarter end along with the Hodges Fund’s monthly Top 25 Holdings and the Hodges Small Cap Fund’s monthly Top 10 Holdings.

Hodges Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND

HODGES SMALL CAP FUND

At a meeting held on August 3 and 4, 2009, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements for the Hodges Fund and the Hodges Small Cap Fund (the “Funds”) with Hodges Capital Management, Inc. (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on June 16, 2009, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

Hodges Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Lipper classifications.

For the Hodges Fund, the Board noted that the Fund’s performance was below the median of its peer group for all relevant periods.

For the Hodges Small Cap Fund, the Board noted that the Fund’s performance was below the median of its peer group for all relevant periods.  The Board also took into consideration the short period that the Fund had been operating.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as any expense waivers and reimbursements available for the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that both the Fund’s advisory fee and total expense ratio were marginally above its peer group median, although the advisory fee was in line with the fees charged by the Advisor to its other investment management clients.  The Board noted that the Advisor had no contractual agreement to waive and/or reimburse Fund expenses to a certain level, but also noted that the Fund’s expense ratio had decreased as assets have risen.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class R shares and 1.15% for the Class I shares.  The Trustees noted that both the Funds’ advisory fee and total expense ratio were in line with its peer group median, although the total Fund expenses were above that of the median of its peer group.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grew.  In this regard, the Board noted that the Funds’ expense ratios has come down as the Fund’s assets have grown.  Regarding the Hodges Small Cap Fund, the

Hodges Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Trustees also discussed and considered the fall out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and its shareholders.

Hodges Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

HODGES BLUE CHIP 25 FUND

HODGES EQUITY INCOME FUND

HODGES PURE CONTRARIAN FUND

At a meeting held on June 15, 2009, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered the initial approval of Investment Advisory Agreements for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund (the “Funds”), each a new series of Professionally Managed Portfolios, with Hodges Capital Management, Inc. (the “Advisor”).  At this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services to be provided by the Advisor to the Funds under the Advisory Agreements.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements. The Trustees discussed the nature, extent and quality of the Advisor’s overall services to be provided to the Funds.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor that would be involved with the Funds.  The Board reviewed the proposed services the Advisor would provide to the Funds, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by the Advisor or its affiliates.  The Trustees also considered the structure of the Advisor’s compliance procedures and the trading capability of the Advisor.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  After reviewing the Advisor’s compliance policies and procedures with respect to the Funds, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.	The Funds’ historical year-to-date performance and the overall performance of the Funds. As the Funds were newly created, the Board was unable to review the performance of the Funds.

3.
Costs of Services Provided and Profits Realized by the Advisor.  The Board noted that the proposed advisory fee was 0.65% for the Hodges Blue Chip 25 Fund, 0.65% for the Hodges Equity Income Fund and 0.85% for the Hodges Pure Contrarian Fund.  The Board noted that each Fund only offered Class R shares with both the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund having expense caps of 1.30% and the Hodges Pure Contrarian having had an expense cap of 1.40%.  The Trustees concluded that the fees to be received by the Advisor were fair and reasonable.  The Trustees also noted that each Fund’s Class R shares intended to impose a Rule 12b-1 fee of up to 0.25% of the Class’s average daily net assets pursuant to a Distribution and Shareholder Servicing Plan.

4.
Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Trustees discussed the likely overall profitability of the Advisor from managing the new Funds.  In assessing possible profitability, the Trustees reviewed the Advisor’s financial information and took into account both the likely direct and indirect benefits to the Advisor from advising the Funds, including 12b-1 fees.  The Trustees concluded that the Advisor’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Advisor would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the Advisory Agreements would be in the best interests of the Funds and their shareholders.

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Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, TX  75201
(888) 998-3993

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(866) 811-0224

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Hodges Fund	Hodges Small Cap Fund
Retail	Retail
Symbol – HDPMX	Symbol – HDPSX
CUSIP – 742935109	CUSIP – 742935299

Institutional	Institutional
Symbol – HDPIX	Symbol – HDSIX
CUSIP – 742935232	CUSIP – 742935224

Hodges Blue Chip 25 Fund	Hodges Equity Income Fund	Hodges Pure Contrarian Fund
Symbol – HDPBX	Symbol – HDPEX	Symbol – HDPCX
CUSIP – 742935174	CUSIP – 742935166	CUSIP – 742935158

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date      December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date      December 2, 2009

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date      December 3, 2009

* Print the name and title of each signing officer under his or her signature.